Pension and Postretirement Benefit Plans - Pension Plans in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. Qualified Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$ 12,005	$ 10,596
Accumulated benefit obligation	13,799	11,953
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	12,005	10,596
Projected benefit obligation	14,835	13,035
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	1,225	1,177
Pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	1,431	1,401
International Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	2,529	2,228
Accumulated benefit obligation	4,446	4,069
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	2,686	5,731
Projected benefit obligation	$ 4,951	$ 8,283